Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid and Other Current Assets
Prepaid and other current assets as of December 31, 2021 and 2020 were as follows (in thousands):

	As of December 31,
	2021	2020
Prepaid expenses	$3,980	$549
Demonstration units	224	—
Other	847	847

Total prepaid and other current assets	$5,051	$1,396